Important Notice Regarding Change in
ETF Fund Name

GLOBAL X FUNDS
Global X Southeast Asia ETF (the “Fund”)

Supplement dated February 21, 2017 to the Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2016, as amended and supplemented from time to time

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following change will take effect for the Fund on or around February 28, 2017.

	Current	New
Name	Global X Southeast Asia ETF	Global X FTSE Southeast Asia ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE